UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04244

SOUND SHORE FUND, INC.

(Exact name of registrant as specified in charter)

3435 Stelzer Road

Columbus, OH 43219

(Address of principal executive offices) (Zip code)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 551-1980

Date of fiscal year end: December 31, 2011

Date of reporting period: January 1, 2011 – March 31, 2011

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (Unaudited)

	Share Amount	Market Value
Common Stocks (97.2%)
Auto (2.4%)
General Motors Co.†	1,556,700	$48,304,401

Consumer Discretionary (9.7%)
Apollo Group, Inc., Class A†	1,121,400	46,773,594
Comcast Corp., Class A	2,024,100	50,035,752
International Game Technology	2,827,100	45,883,833
Time Warner, Inc.	1,526,000	54,478,200

		197,171,379

Consumer Staples (8.5%)
Bunge, Ltd.	549,800	39,767,034
CVS Caremark Corp.	1,455,800	49,963,056
The Coca-Cola Co.	512,400	33,997,740
Wal-Mart Stores, Inc.	915,100	47,630,955

		171,358,785

Diversified Financials (14.5%)
Bank of America Corp.	3,832,400	51,085,892
Citigroup, Inc.†	13,556,000	59,917,520
Credit Suisse Group AG ADR	1,100,500	46,859,290
Invesco, Ltd.	1,862,100	47,595,276
State Street Corp.	997,500	44,827,650
The Charles Schwab Corp.	2,434,900	43,901,247

		294,186,875

Energy (14.6%)
Devon Energy Corp.	491,900	45,141,663
Diamond Offshore Drilling, Inc.	514,100	39,945,570
El Paso Corp.	2,182,000	39,276,000
EQT Corp.	1,005,700	50,184,430
Marathon Oil Corp.	892,600	47,584,506
Sunoco, Inc.	979,200	44,641,728
Valero Energy Corp.	980,400	29,235,528

		296,009,425

Health Care (2.1%)
Baxter International, Inc.	794,200	42,704,134

Industrials (4.2%)
Delta Air Lines, Inc.†	3,067,100	30,057,580
Southwest Airlines Co.	4,300,400	54,314,052

		84,371,632

Insurance (4.8%)
MetLife, Inc.	1,154,600	51,645,258
The Allstate Corp.	1,438,100	45,702,818

		97,348,076

Materials (4.8%)
LyondellBasell Industries NV, Class A†	1,260,900	49,868,595
Newmont Mining Corp.	871,300	47,555,554

		97,424,149

Pharmaceuticals (8.0%)
Abbott Laboratories	1,126,300	55,245,015
Novartis AG ADR	873,500	47,474,725
Pfizer, Inc.	2,951,100	59,936,841

		162,656,581

Technology (18.1%)
Applied Materials, Inc.	3,232,800	50,496,336
eBay, Inc.†	1,621,300	50,325,152
Flextronics International, Ltd.†	6,311,300	47,145,411
Microsoft Corp.	2,573,700	65,269,032
Symantec Corp.†	3,143,800	58,286,052
Texas Instruments, Inc.	1,332,000	46,033,920

See Notes to the Schedule of Investments.

SOUND SHORE FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded)

MARCH 31, 2011 (Unaudited)

	Share Amount	Market Value
Technology (Continued)
Visa, Inc., Class A	648,000	$47,705,760

		365,261,663

Utilities (5.5%)
AES Corp.†	3,783,500	49,185,500
Exelon Corp.	1,506,300	62,119,812

		111,305,312

Total Common Stocks (cost $1,621,325,178)		$1,968,102,412

Short -Term Investments (2.1%)
Money Market Fund (2.1%)
Western Asset Institutional U.S. Treasury Reserves, 0.02% (cost $41,944,767) (a)	41,944,767	$41,944,767

Total Investments (99.3%) (cost $ 1,663,269,945) *		$2,010,047,179

Other Assets less Liabilities (0.7%)		14,220,470

Net Assets ( 100.0% )		$2,024,267,649

(a)	Variable or Floating Rate Security. Rate disclosed is as of March 31, 2011.
†	Non-income producing security

ADR – American Depositary Receipt

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation consists of :

Gross Unrealized Appreciation	$378,689,914
Gross Unrealized Depreciation	(31,912,680)

Net Unrealized Appreciation (Depreciation)	$346,777,234

See Notes to the Schedule of Investments.

SOUND SHORE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS

MARCH 31, 2011 (Unaudited)

1. Organization

Sound Shore Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on February 19, 1985 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the “Act”), as amended. The investment objective of the Fund is growth of capital.

2. Significant Accounting Policies

This Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a) Security Valuation

Exchange traded securities (including those traded on the National Association of Securities Dealers’ Automated Quotation system) are valued at the last quoted sale price, as provided by independent pricing services as of the close of trading on the system or exchange on which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which over-the-counter market quotations are readily available are generally valued at the mean between the current bid and asked prices provided by independent pricing services. Fixed income securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. Investments in other open-end regulated investment companies are valued at net asset value (“NAV”). Money market instruments that mature in sixty days or less may be valued at amortized cost.

The Fund values securities at fair value pursuant to procedures adopted by the Board of Directors if market quotations are not readily available (including a short and temporary lapse in the provision of a price by the regular pricing source) or, if in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following, (i) only a bid price or an asked price is available, (ii) the spread between the bid price and the asked price is substantial, (iii) the frequency of sales, (iv) the thinness of the market, (v) the size of reported trades, and (vi) actions of the securities markets, such as the suspension or limitation of trading. Fair valuation is based on subjective factors and, as a result, the fair value price of an asset may differ from the asset’s market price and may not be the price at which the asset may be sold. Fair value estimates are based on judgments regarding the current economic environment, financial reports, credit, collateral and other such factors. Fair valuation could result in a NAV different from one determined by using market quotations.

Valuation inputs used to determine the value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets

•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

SOUND SHORE FUND, INC.

NOTES TO THE SCHEDULE OF INVESTMENTS (Concluded)

MARCH 31, 2011 (Unaudited)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments in securities as of March 31, 2011:

Valuation Inputs	Level 1	Level 2	Level 3	Total Investments in Securities
Common Stocks	$1,968,102,412	$—	$—	$1,968,102,412
Short-Term Investments	41,944,767	—	—	41,944,767

Total Investments	$2,010,047,179	$—	$—	$2,010,047,179

At March 31, 2011, all equity securities and open-end mutual funds were included in Level 1 in the table above. Please refer to the Schedule of Investments to view equity securities categorized by industry type.

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. There were no significant transfers between Levels 1, 2, or 3 as of March 31, 2011, based on the valuation input Levels on December 31, 2010.

b) Security Transactions

Security transactions are recorded on a trade date basis.

3. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was available to be issued.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”) based on their evaluation of the registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: May 13, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ T. GIBBS KANE, JR.
T. Gibbs Kane, Jr., President

Date: May 13, 2011

By (Signature and Title)	/s/ CHARLES S. TODD
Charles S. Todd, Treasurer

Date: May 13, 2011